Description of Business and Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 06, 2018 shares	Mar. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segments shares	Dec. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Jan. 02, 2019 USD ($)
Number of offering shares of common stock | shares				12,011,269
Net loss			$ (1,613,972)	$ (5,787,364)
Net cash used in operating activities			(1,028,501)	(2,221,320)
Working capital deficiency				113,909
Cash on hand			35,820	433,143	$ 35,820
Proceeds from issuance of convertible note payable				326,800
Allowance of uncollectible accounts
Inventory reserve
Estimated useful lives of equipment				3 years
Impairment of property plant and equipment
Operating lease right-of-use assets				332,980
Operating lease liabilities				85,662
Advertising costs			27,529	103,401
Research and development costs			$ 207,600	351,670
Derivative liability fair value				$ 400,139		$ 565,195
Operating segments | Segments				1
Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage				19.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk percentage				12.00%
Accounts Receivable [Member] | No Other Customer [Member]
Concentration risk percentage				10.00%	10.00%
No Customer [Member] | Revenue Benchmark [Member]
Concentration risk percentage			10.00%	10.00%
No Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage				10.00%
Convertible Notes Payable [Member]
Potentially dilutive shares outstanding | shares				889,469
Restricted Stock [Member]
Potentially dilutive shares outstanding | shares				8,000,000
Stock Options [Member]
Potentially dilutive shares outstanding | shares				3,290,000
Warrants [Member]
Potentially dilutive shares outstanding | shares				3,000,000
ASC 842 [Member]
Operating lease right-of-use assets							$ 420,112
Operating lease liabilities							$ 420,112
Subsequent Event [Member]
Proceeds from issuance of convertible note payable		$ 153,000
Subscription for shares of common stock received		$ 30,000
Freight Solution [Member]
Shares issued and outstanding percentage	23.00%
Bioanomaly, Inc. [Member]
Business acquisition number of shares issued | shares	21,908,810
Number of offering shares of common stock | shares	6,500,000